Shareholder Report, Line Graph (Details) 194537_LKCM International Equity Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)								12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 01, 2019	Dec. 31, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								LKCM International Equity Fund
Accumulated Value	$ 14,236	$ 13,580	$ 11,698	$ 14,716	$ 12,472	$ 10,897	$ 10,000	$ 17,349
MSCI/EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI/EAFE® Index
Accumulated Value	$ 13,937	$ 13,356	$ 11,238	$ 13,069	$ 11,692	$ 10,798	$ 10,000	$ 18,381